UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A2,  Johns Island, SC   29455

(Address of principal executive offices)

  (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

                 (Name and address of agent for service)

Registrant's telephone number, including area code:   (843) 577-1300

Date of fiscal year end:

October 31

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

Annual Report

Satuit Capital Micro Cap Fund

October 31, 2009

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX

OCTOBER 31, 2009

Annual Letter to Shareholders for the Period Ending October 31, 2009

Dear Shareholder:

As we enter our tenth fiscal year, we would like to address what we think will be (as always) the hot investment topic, the relative performance of small cap versus large cap. The two most frequently asked questions we get are: “Is the small cap cycle over?” and “Why an allocation to a micro cap strategy?” We answer both by outlining the following three themes: diversification, relative valuation, and economic cycle.

Diversification

With respect to diversification, the financial press, Wall Street strategists, and financial advisors have, at the beginning of the last 10 years, predicted the end of the small cap out performance cycle (relative to large cap). Our response— it’s not about the “trade” from small and micro cap to large or vice versa; it’s about the allocation. Over the long term, a properly allocated portfolio that is well diversified across large, mid, small, and micro cap strategies, bonds, international, and cash, should outperform a non-diversified portfolio.

Valuation

With respect to relative valuation, the universe of companies with $500 million of market cap and less can reach over 5,000. The investment Philosophy and investment Process favor companies that, in general, have an attractive relative valuation with the potential for above average earnings growth rates. Thus, the portfolio is well diversified with an attractive relative valuation and holds companies that have above average earnings per share growth.

Economic Cycle

Finally, with respect to the economic cycle, much has been written about the performance of smaller, U.S. domestic companies as the economy moves out of a recessionary period and into an expanding period. As the domestic economy expands, small cap companies typically enjoy solid returns as a majority of revenues are domestically focused. With the focus now on the expansionary phase of the economic cycle, we feel it important to show investors what returns could look like over the next expansionary phase.

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

THINKING SMALL: REALITY VERSUS PERCEPTION

The sun rises in the east and sets in the west. Economies expand; economies contract. If you skate to where the puck is going to be, you’ll get there before it does. It’s the natural state of things. If you invest now in the stock market capitalization segment that we believe has the best chance of outperforming over the next three years, history shows you’ll do better than most.

On December 1, 2008, the National Bureau of Economic Research (NBER) told us that the U.S. economy is in a recession that started in December of 2007. Who woulda thunk it? Not to be glib towards the folks at NBER, but the only real surprise came as to their start date, December of 2007. The only other folks (that I’ve read) to call that date had been Merrill Lynch, so I guess kudos to Merrill for being on target… (Hey, Merrill, when do you think the economy will be expanding again)? As many of you know, we have done much work on equity returns during expansionary periods and recessionary periods. In light of that date certain, we decided to look at what happens to equity returns after recessionary periods end.

Finally, let’s keep in mind that the average recession (post-WWII) has lasted about 9.6 months, so our current recession looks to be headed to be one of the longer ones. Interestingly enough, if memory serves, the two longest recessions we’ve had—1973 to 1975 and 1981 to 1982—were preceded by oil price shocks.

Our first step to determine which equity market capitalizations perform the best is to create the data. We use Center for Research in Securities Prices (CRSP) for our data. CRSP creates a ranking by market capitalization of U.S. domestic stocks. CRSP then creates deciles (based on market capitalization) in which to place each stock. Deciles 1 and 2 represent the largest market cap stocks and are defined as Large Cap. Deciles 3, 4, and 5 are the next largest market caps and are called Mid Cap. Deciles 6, 7, and 8 are the next group and are defined as Small Cap. Finally, deciles 9 and 10 or the two smallest deciles of market capitalization are considered Micro Cap. Fortunately, CRSP also calculate the monthly returns for each of the deciles and combines them to create returns for a proxy of Large Cap, Mid Cap, Small Cap, and Micro Cap stocks. So, how do the returns of Large Cap, Mid Cap, Small Cap, and Micro Cap compare to one another coming out of recessions?

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

TABLE 1 1-Year Returns After Recession Ends
Recessionary Period	Mos	Micro Cap	Small Cap	Mid Cap	Large Cap
Dec 48 – Sep 49	10	43.85%	38.99%	32.56%	31.53%
Jul 53 – Apr 54	10	60.62%	53.10%	45.14%	36.55%
Sep 57 – Mar 58	7	64.37%	55.42%	48.17%	36.46%
May 60 – Jan 61	9	21.71%	18.85%	16.89%	14.82%
Jan 70 – Oct 70	10	18.63%	23.21%	25.21%	17.20%
Dec 73 – Feb 75	14	72.39%	57.45%	46.12%	24.48%
Feb 80 – Jun 80	5	58.11%	43.41%	34.70%	17.84%
Aug 81 – Oct 82	14	0.84%	3.10%	3.60%	3.10%
Aug 90 – Apr 91	9	28.08%	24.81%	24.88%	17.99%
Apr 01 – Nov 01	8	-0.45%	-11.77%	-10.44%	-16.31%
December 07
Average Return	9.60	36.82%	30.66%	26.68%	18.37%
Standard Deviation		26.69%	23.23%	19.12%	16.05%
Best Return highlighted in orange
% Times Best Return		80%	0%	20%	0%

In Table 1, we calculate the returns of Micro Cap, Small Cap, Mid Cap, and Large Cap one year after each recession ends. Our return calculation begins with $1 invested at the end of the last month of the recession—for example, starting at month end September 1949 and ending on September 30, 1950. The results do not surprise us. Micro Cap Stocks, CRSP deciles 9 and 10 have outperformed 80% of the time the first 12 months after a recession ends. We acknowledge that the standard deviation of returns is higher for Micro Cap. However the “batting average” is 80%, and the returns versus Small, Mid, and Large Cap are so much higher that we discount standard deviation as an investment factor.

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

TABLE 2 2-Year Annualized Returns After Recession Ends
Recessionary Period	Mos	Micro Cap	Small Cap	Mid Cap	Large Cap
Dec 48 – Sep 49	10	35.65%	34.38%	30.35%	30.20%
Jul 53 – Apr 54	10	37.54%	34.09%	30.95%	32.37%
Sep 57 – Mar 58	7	29.20%	25.08%	22.11%	18.76%
May 60 – Jan 61	9	11.27%	9.53%	8.93%	8.28%
Jan 70 – Oct 70	10	11.16%	16.53%	18.51%	20.27%
Dec 73 – Feb 75	14	38.05%	35.61%	27.80%	13.86%
Feb 80 – Jun 80	5	14.26%	8.98%	7.75%	1.19%
Aug 81 – Oct 82	14	34.21%	31.27%	26.87%	20.03%
Aug 90 – Apr 91	9	25.69%	21.03%	20.10%	13.19%
Apr 01 – Nov 01	8	26.49%	11.11%	8.54%	-2.04%
December 07
Average Return	9.60	26.35%	22.76%	20.19%	15.61%
Standard Deviation		10.66%	10.79%	9.10%	11.19%
Best Return highlighted in orange
% Times Best Return		90%	0%	0%	10%

In Table 2, we calculate the 2-year annualized returns of Micro Cap, Small, Cap, Mid Cap, and Large Cap two years after the end of the recession. Our methodology again begins month end September 1949 and ends two years later on September 30, 1951. We then calculate the annualized return of the period. Surprisingly, we found that now Micro Cap stocks outperformed 90% of the time. Further, the average return, a sizable 26.35% annualized, comes with the second lowest standard deviation at 10.66%. Interestingly, Large Cap not only had the worst period return but also had the highest standard deviation of returns at 15.61% and 11.19% respectively.

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

TABLE 3 3-Year Annualized Returns After Recession Ends
Recessionary Period	Mos	Micro Cap	Small Cap	Mid Cap	Large Cap
Dec 48 – Sep 49	10	22.30%	22.49%	21.43%	21.80%
Jul 53 – Apr 54	10	24.39%	22.68%	21.34%	21.15%
Sep 57 – Mar 58	7	7.42%	8.11%	8.53%	6.12%
May 60 – Jan 61	9	2.49%	1.93%	2.72%	3.70%
Jan 70 – Oct 70	10	-0.41%	5.04%	8.47%	13.13%
Dec 73 – Feb 75	14	32.17%	28.15%	18.79%	5.59%
Feb 80 – Jun 80	5	38.55%	32.72%	26.99%	17.75%
Aug 81 – Oct 82	14	16.31%	18.30%	15.49%	15.16%
Aug 90 – Apr 91	9	16.11%	13.53%	12.91%	8.90%
Apr 01 – Nov 01	8	22.53%	14.06%	11.11%	2.28%
December 07
Average Return	9.60	18.19%	16.70%	14.78%	11.56%
Standard Deviation		12.47%	10.02%	7.41%	7.23%
Best Return highlighted in orange
% Times Best Return		50%	20%	10%	20%

Finally, in Table 3, we evaluate 3-year annualized returns after a recession ends. Again, our investment begins month end September 1949 and terminates September 30, 1952. Micro Cap returns start to show weakness only outperforming 50% of the time. Small Cap and Large Cap get in the picture and outperform occasionally.

Our final observation is this—if you add first and second place performance, Micro and Small Cap outperform 70%, 90%, and 65% respectively over the one-, two- and three-year  periods. That’s a pretty good batting average!

WHY MICRO CAP AND SMALL CAP MATTER NOW

To continue, we decided to examine returns of market capitalizations when bear markets end. Our methodology is simple but it gets to the question, “when coming out of bear markets, what equity capitalizations have the best returns?” Before we begin to answer the question we thought a little background would be interesting.

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

Tables 4, 5, and 6 show the last 20 bear markets. Specifically, Table 4 shows the last 20 by date. We show the loss, the duration, and the approximate number of months from the end of the bear market to the beginning of the next bear market.

TABLE 4 Bear Markets by Date
	Loss	# Days	Mos to Next
6-17-1901 to 11-9-1903	-46.10%	602	26
1-19-1906 to 11-15-1907	-48.50%	459	26
11-19-1909 to 7-30-1914	-29.00%	1178	26
11-21-1916 to 12-19-1917	-40.10%	268	23
11-3-1919 to 12-21-1920	-44.20%	283	23
9-16-1929 to 7-8-1932	-86.20%	704	106
3-10-1937 to 4-28-1942	-60.00%	1284	57
5-29-1946 to 6-13-1949	-29.60%	761	49
8-2-1956 to 10-22-1957	-21.60%	307	74
8-3-1959 to 10-25-1960	-13.90%	311	22
12-11-1961 to 6-26-1962	-27.70%	136	14
2-9-1966 to 10-7-1966	-22.20%	167	38
11-29-1968 to 5-26-1970	-36.10%	369	32
1-11-1973 to 10-3-1974	-48.20%	436	23
9-21-1976 to 3-6-1978	-19.40%	366	32
11-28-1980 to 8-12-1982	-27.10%	430	60
8-25-1987 to 12-4-1987	-33.50%	71	31
7-16-1990 to 10-11-1990	-19.90%	62	113
3-24-2000 to 10-9-2002	-49.10%	637	62
10-9-2007 to 3-5-2009	-56.40%	353
Average	-37.94%	459.2	44

What stands out most to us in Table 4 is the extraordinary length of time from the end of the 1990 bear market to the beginning of the next bear market—approximately 113 months.

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

TABLE 5 Bear Markets by Loss			xxx	TABLE 6 Bear Markets by Duration
	Loss	# Days			Loss	# Days
9-16-1929 to 7-8-1932	-86.20%	704		7-16-1990 to 10-11-1990	-19.90%	62
3-10-1937 to 4-28-1942	-60.00%	1284		8-25-1987 to 12-4-1987	-33.50%	71
10-9-2007 to 3-5-2009	-56.40%	353		12-11-1961 to 6-26-1962	-27.70%	136
3-24-2000 to 10-9-2002	-49.10%	637		2-9-1966 to 10-7-1966	-22.20%	167
1-19-1906 to 11-15-1907	-48.50%	459		11-21-1916 to 12-19-1917	-40.10%	268
1-11-1973 to 10-3-1974	-48.20%	436		11-3-1919 to 12-21-1920	-44.20%	283
6-17-1901 to 11-9-1903	-46.10%	602		8-2-1956 to 10-22-1957	-21.60%	307
11-3-1919 to 12-21-1920	-44.20%	283		8-3-1959 to 10-25-1960	-13.90%	311
11-21-1916 to 12-19-1917	-40.10%	268		10-9-2007 to 3-5-2009	-56.40%	353
11-29-1968 to 5-26-1970	-36.10%	369		9-21-1976 to 3-6-1978	-19.40%	366
8-25-1987 to 12-4-1987	-33.50%	71		11-29-1968 to 5-26-1970	-36.10%	369
5-29-1946 to 6-13-1949	-29.60%	761		11-28-1980 to 8-12-1982	-27.10%	430
11-19-1909 to 7-30-1914	-29.00%	1178		1-11-1973 to 10-3-1974	-48.20%	436
12-11-1961 to 6-26-1962	-27.70%	136		1-19-1906 to 11-15-1907	-48.50%	459

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

TABLE 5 Bear Markets by Loss (Continued)			TABLE 6 Bear Markets by Duration (Continued)
11-28-1980 to 8-12-1982	-27.10%	430	6-17-1901 to 11-9-1903	-46.10%	602
2-9-1966 to 10-7-1966	-22.20%	167	3-24-2000 to 10-9-2002	-49.10%	637
8-2-1956 to 10-22-1957	-21.60%	307	9-16-1929 to 7-8-1932	-86.20%	704
7-16-1990 to 10-11-1990	-19.90%	62	5-29-1946 to 6-13-1949	-29.60%	761
9-21-1976 to 3-6-1978	-19.40%	366	11-19-1909 to 7-30-1914	-29%	1178
8-3-1959 to 10-25-1960	-13.90%	311	3-10-1937 to 4-28-1942	-60.00%	1284
Average	-37.94%	459.2	Average	-37.94%	459.2

Tables 5 and 6 show the bear markets by the percentage loss and number of days. The 1929 to 1932 bear (the Great Depression) was disastrous, with the market declining close to 90%, unemployment above 25%, and a completely stalled economy. While duration was 704 days, its effects were felt for generations. The next nastiest bear came some five years later and lasted for another five years and brought equity levels down by 60%. Having lasted (so far) only 353 days, our current bear is the third nastiest bear in history. No other bear in history (except for the losses of the Great Depression) has been as swift and violent!

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

So, “when coming out of bear markets, what equity capitalizations have the best returns?” Tables 7, 8, and 9 are an extension of our work above in which we examined market capitalization returns for 1, 2, and 3 years after economic recessions.

TABLE 7 Returns 1 Year After End of Bear Market
	Micro Cap	Small Cap	Mid Cap	Large Cap
9-16-1929 to 7-8-1932	61.11%	27.51%	22.90%	16.37%
3-10-1937 to 4-28-1942	163.72%	88.42%	72.45%	57.37%
5-29-1946 to 6-13-1949	37.57%	36.47%	31.22%	32.13%
8-2-1956 to 10-22-1957	48.71%	44.07%	42.70%	29.10%
8-3-1959 to 10-25-1960	29.64%	33.85%	39.25%	32.72%
12-11-1961 to 6-26-1962	18.95%	25.63%	28.57%	31.24%
2-9-1966 to 10-7-1966	96.52%	60.35%	41.75%	19.33%
11-29-1968 to 5-26-1970	44.83%	49.80%	47.20%	32.84%
1-11-1973 to 10-3-1974	39.78%	42.12%	41.03%	23.80%
9-21-1976 to 3-6-1978	31.62%	30.51%	24.85%	18.94%
11-28-1980 to 8-12-1982	83.98%	68.46%	55.03%	39.71%
8-25-1987 to 12-4-1987	21.73%	24.79%	21.70%	15.97%
7-16-1990 to 10-11-1990	56.47%	62.63%	53.20%	32.73%
3-24-2000 to 10-9-2002	41.88%	47.03%	39.25%	19.44%
10-9-2007 to 3-5-2009
Average	55.47%	45.83%	40.08%	28.69%
% Time w/Best Returns	57%	29%	7%	7%

Table 7 shows the 1-year annualized return of micro cap, small cap, mid cap, and large cap, one year after the bear market ends. Our definition of micro, small, mid, and large cap stocks is adopted from the Center for Research in Securities Prices (CRSP) at the University of Chicago. Highlighted (in grey) are the best returning market capitalizations one year after the bear market ends. Stocks categorized as micro cap had the best returns 57% of the time and currently have the highest average one-year annualized return of 55%. Small caps had the best returns 29% of the time while mid cap and large cap had the best returns one time each. We further highlighted (in light blue) the second best

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

returns. Small cap had the first or second best return 92% of the time followed by micro cap at 71% of the time.

TABLE 8 Annualized 2-Year Returns After Bear Market Ends
	Micro Cap	Small Cap	Mid Cap	Large Cap
9-16-1929 to 7-8-1932	217.06%	50.78%	46.85%	25.30%
3-10-1937 to 4-28-1942	73.61%	47.72%	37.19%	30.39%
5-29-1946 to 6-13-1949	35.72%	34.37%	30.17%	29.53%
8-2-1956 to 10-22-1957	35.58%	32.60%	31.02%	22.64%
8-3-1959 to 10-25-1960	3.06%	2.90%	4.94%	6.15%
12-11-1961 to 6-26-1962	13.39%	20.41%	21.24%	25.96%
2-9-1966 to 10-7-1966	72.26%	47.14%	31.25%	15.58%
11-29-1968 to 5-26-1970	24.93%	28.97%	28.79%	23.44%
1-11-1973 to 10-3-1974	38.17%	37.98%	35.33%	21.13%
9-21-1976 to 3-6-1978	17.52%	17.86%	15.24%	12.85%
11-28-1980 to 8-12-1982	27.47%	28.93%	23.23%	22.17%
8-25-1987 to 12-4-1987	14.87%	21.96%	23.39%	23.84%
7-16-1990 to 10-11-1990	32.69%	33.37%	31.94%	20.80%
3-24-2000 to 10-9-2002	24.91%	29.64%	25.19%	13.75%
10-9-2007 to 3-5-2009
Average	45.09%	31.05%	27.56%	20.97%
% Time w/Best Returns	43%	36%	0%	21%

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

TABLE 9 Annualized 3-Year Returns After Bear Market Ends
	Micro Cap	Small Cap	Mid Cap	Large Cap
9-16-1929 to 7-8-1932	80.99%	46.89%	41.80%	27.55%
3-10-1937 to 4-28-1942	71.33%	50.72%	39.51%	29.83%
5-29-1946 to 6-13-1949	27.56%	28.09%	26.95%	26.93%
8-2-1956 to 10-22-1957	19.97%	17.58%	17.12%	13.27%
8-3-1959 to 10-25-1960	9.82%	12.00%	12.79%	14.97%
12-11-1961 to 6-26-1962	13.56%	16.50%	17.61%	18.77%
2-9-1966 to 10-7-1966	37.25%	25.42%	17.93%	9.12%
11-29-1968 to 5-26-1970	-1.31%	4.83%	7.64%	14.87%
1-11-1973 to 10-3-1974	33.76%	32.68%	25.45%	10.99%
9-21-1976 to 3-6-1978	34.29%	32.77%	28.96%	20.41%
11-28-1980 to 8-12-1982	22.02%	25.42%	22.48%	21.30%
8-25-1987 to 12-4-1987	-1.30%	6.93%	10.87%	14.34%
7-16-1990 to 10-11-1990	34.89%	32.65%	29.50%	18.37%
3-24-2000 to 10-9-2002	20.89%	24.36%	22.35%	12.17%
10-9-2007 to 3-5-2009
Average	28.84%	25.49%	22.93%	18.06%
% Time w/Best Returns	50%	21%	0%	29%

In Tables 8 and 9 we extend the annualized return period to 2 and 3 years after the bear market ends. The results are consistent with what we found in Table 1 (and our work looking at returns after recessions end). Micro cap stocks had the best average returns. Micro cap returns were also the highest more often.

Our conclusion for investors is simple. Someone once said that the difference between an average investor and a great investor is that person’s ability to separate reality from perception. Reality drives alpha; perception drives you off a cliff! Investors will be bombarded with strategies that are perceived to be winners. We’ll bet investors will hear a lot about Large Cap and maybe international. The perception is that those asset classes will outperform because they are bigger and are more liquid, and that somehow this makes them more attractive. That is perception. In our opinion, reality is in the tables.

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

So where do we see the balance of 2009 and 2010 and equity market returns? Equity markets for the balance of 2009 will be in a trading range at these levels. The credit crisis we are experiencing will continue, although my sense is we are in the last innings. Sometime during the second quarter of 2010 the NBER will let us know that we are officially out of the recession. Looking into 2010, we are optimistic that we will begin to see more signs of U.S. domestic economic activity. Our concern is going to be levels of employment and job creation. Our political leaders need to realize that the only way to create jobs is by creating a regulatory and legislative environment that is friendly to small business and pro-consumer.

We’ve read a number of articles recently about the “lost decade for equities.” The main theme of these articles tries to equate the last 10 years of U.S. equity markets with the “lost decade” of the Japanese stock market. We beg to differ. As can be seen from the return chart above, investors in SATMX have seen solid returns over the last year and over the long run. SATMX returned 27.06% for investors over the one year ending October 31, 2009. That is compared to the Russell 2000 return of only 6.46%. SATMX’s three-year annualized return, while -3.37%, still outperformed the Russell 2000 return of -8.51%. Both our one-year and three-year return numbers include the period of the “Great Recession.” While we are pleased with these results, we are far from satisfied. We are competitive by nature and while we “beat” our benchmark index we do not pat ourselves on the back for negative returns in any period. Since inception, SATMX has returned 11.61% to investors versus the Russell 2000 return of

SATUIT CAPITAL MICRO CAP FUND

Investment Advisor to the Satuit Capital Micro Cap Fund   SATMX (Continued)

OCTOBER 31, 2009

2.99%. While not a decade, we feel our nine-year annualized total return to investors is far from “a lost decade.” And as we enter our tenth year, our investors can rest assured that the investment team here at Satuit will continue to invest according to our philosophy and process. We are looking forward to the next 10 years.

Sincerely,

Satuit Capital Management, LLC

Sources for Tables 1–9 in this article: Center for Research in Securities Prices (CRSP), University of Chicago, National Bureau of Economic Research (NBER), and Satuit Capital Management, LLC.

Source for Total Returns Chart on page 9: Russell and Satuit Capital Management, LLC.

Information provided in this article was obtained by sources deemed reliable, but no guarantee is made to the accuracy of the information. An investor should consider the investment objectives, risks, charges and expenses of the SATMX Fund carefully before investing. The Prospectus contains this and other information and should be read carefully.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risk, management fees, charges and expenses, and other information. Please read and consider it carefully before investing or sending money. You may obtain a current copy of the Fund’s prospectus by calling 1-866-972-8848.

Market Capitalization Size Groups The references to four groups of stocks, based upon the market capitalization of each stock belong to the CRSP NYSE universe. All stocks are ranked by market capitalization from largest to smallest. The list is then split into 10 groups, each having the same number of stocks (equal weighted deciles). The top two deciles, deciles 1 and 2 (largest stocks) are designated Large Cap; the next three deciles, deciles 3, 4 and 5 are designated Mid Cap; the next three deciles, deciles 6, 7, and 8 are designated Small Cap and the last two deciles, deciles 9 and 10 are designated as Micro Cap.

SATUIT CAPITAL MICRO CAP FUND

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2009 (UNAUDITED)

Cumulative Performance Comparison $10,000 Investment Since Inception*

October 31, 2009

Satuit Capital Microcap Fund               $26,558

S&P 500 Index                                       $  7,701

Russell 2000 Index                                 $  8,544

Average Annual Total Return

For the Periods Ended October 31, 2009

              Satuit Capital Micro Cap Fund        S&P 500 Index     Russell 2000 Index

1 Year                       27.06%                                 9.80%                     6.46%

3 Year                      (3.37)%                               (8.48)%                  (7.98)%

5 Year                         4.87%                               (1.35)%                  (4.33)%

Since Inception *      11.61%                               (2.90)%                  (1.75)%

•

Commencement of operation was December 12, 2000.

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

SATUIT CAPITAL MICRO CAP FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2009

Shares/Principal		Value

COMMON STOCKS - 94.91%

Appliances - 1.33%
70,000	Deer Consumer Products, Inc. *	$ 852,600

Business Software & Services - 0.68%
60,600	Yucheng Technologies Ltd. *	436,320

Calculating & Accounting Machines - 0.98%
47,400	Verifone Holdings, Inc. *	630,420

Computer Communications Equipment - 1.12%
73,300	Acme Packet, Inc. *	717,607

Crude Petroleum & Natural Gas - 2.92%
72,700	Brigham Exploration Co. *	690,650
57,500	Georesources, Inc. *	637,675
43,000	GMX Resources, Inc. *	547,390
		1,875,715
Deep Sea Foreign Transportation - 0.99%
77,600	TBS International Ltd. Class A *	638,648

Drilling Oil & Gas Wells - 0.99%
69,600	Northern Oil and Gas, Inc. *	634,752

Electric Housewares & Fans - 1.21%
34,200	Helen of Troy Ltd. *	781,128

Electric Lighting & Wiring Equipment - 0.97%
89,200	LSI Industries, Inc.	623,508

Elctromedical & Electrotherapeutic Apparatus - 1.88%
42,200	Cybertronics, Inc. *	610,212
262,300	Healthtronics, Inc. *	600,667
		1,210,879

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2009

Shares/Principal		Value

Electronic Computers - 1.03%
82,300	Super Micro Computer, Inc. *	663,338

Finance Services - 0.94%
35,625	Life Partners Holdings, Inc.	605,269

Fire, Marine & Casualty Insurance - 5.12%
20,998	American Physicians Service Group, Inc.	505,422
37,800	Amerisafe, Inc. *	700,812
72,400	Amtrust Financial Services	816,672
87,100	Maiden Holdings, Ltd.	603,603
27,100	Tower Group, Inc.	666,118
		3,292,627
Footwear - 1.10%
17,500	Steven Madden, Ltd. *	708,750

General Industrial Machinery & Equipment - 0.85%
38,600	Graham Corp.	546,962

Heavy Construction Other Than Building - 2.87%
115,000	Great Lakes Dredge & Dock Co. *	704,950
29,000	Orion Marine Group, Inc. *	552,160
36,300	Sterling Construction Company, Inc. *	585,519
		1,842,629
Industrial Electrical Equipment - 0.87%
81,400	Fushi Copperweld, Inc. *	562,474

Industrial Equipment & Components - 0.83%
60,000	Smartheat, Inc. *	536,400

Insurance Agents, Brokers, & Services - 0.95%
30,000	Cninsure, Inc. ADR	608,100

Investment Advice - 1.09%
75,800	Epoch Holding Corp.	704,182

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2009

Shares/Principal		Value

Measuring & Controlling Devices, NEC - 0.94%
78,600	Measurement Specialties, Inc. *	606,006

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.89%
117,500	China Ritar Power Corp. *	569,875

Miscellaneous Manufacturing Industries - 0.84%
69,400	Schuffle Master, Inc. *	542,014

Miscellaneous Primary Metal Products - 1.06%
35,400	Dynamic Materials Co.	682,512

Motor Vehicle Parts & Accessories - 0.93%
18,300	Fuel Systems Solutions, Inc. *	599,142

Motor & Generators - 0.88%
35,700	Harbin Electric, Inc. *	568,701

National Commercial Banks - 0.85%
50,000	Pacific Continental Corp.	545,000

Oil & Gas Field Exploration - 0.87%
128,220	TGC Industries, Inc. *	557,757

Oil & Gas Machinery & Equipment - 0.92%
425,900	Boots & Coots International Well Control, Inc. *	592,001

Oil & Gas Field Services, NEC - 2.71%
75,800	Global Industries Ltd. *	552,582
35,800	Natural Gas Services Group, Inc. *	603,946
103,100	North American Energy Partners, Inc. *	584,577
		1,741,105
Ordnance & Accessories - 0.13%
20,000	Taser International, Inc. *	81,800

Orthopedic, Prosthetic, Surgical Appliances & Supplies - 0.81%
47,600	Medical Action Industries, Inc. *	520,744

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2009

Shares/Principal		Value

Pharmaceutical Preparations - 2.66%
109,400	American Oriental Bioengineering, Inc. *	433,224
41,200	Emergent Biosolutions, Inc. *	594,104
330,700	Neptune Technologies & Bioresources, Inc. *	681,275
		1,708,603
Radio, TV Broadcasting & Communications Equipment - 0.75%
27,700	EMS Technologies, Inc. *	482,811

Railroads, Line-Haul Operating - 0.96%
54,800	Providence & Worcester Railroad Co.	619,240

Real Estate - 0.98%
41,800	DuPont Fabros Technology, Inc. *	630,344

Refuse Systems - 1.00%
97,800	Waste Services, Inc. *	641,568

Retail-Catalog & Mail-Order Houses - 1.06%
95,700	PC Mall, Inc. *	678,513

Retail-Convenience Stores - 1.04%
56,300	Susser Holdings Corp. *	669,407

Retail-Drug Stores and Propietary Stores - 1.11%
94,300	BioScrip, Inc. *	711,022

Retail-Eating & Drinking Places - 0.87%
76,700	Ricks Cabaret International, Inc. *	560,677

Retail-Eating Places - 3.40%
90,000	AFC Enterprises, Inc. *	722,700
205,200	Denny's Corp. *	451,440
109,800	Famous Dave's of America, Inc. *	674,172
108,600	Ruth's Hospitality Group, Inc. *	337,746
		2,186,058
Retail-Radio, TV, & Consumer Electronics Store - 0.26%
10,000	HH Gregg, Inc. *	164,900

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2009

Shares/Principal		Value

Retail-Shoe Stores - 3.36%
69,500	Finish Line, Inc. Class A	704,730
27,300	Genesco, Inc. *	711,711
50,000	Shoe Carnival, Inc. *	750,500
		2,166,941
Security Brokers, Dealers & Floatation Companies - 1.14%
120,200	FBR Capital Markets Corp. *	733,220

Secondary Smelting & Refining of Nonferrous Metals - 0.97%
153,700	Metalico, Inc. *	620,948

Semiconductors & Related Devices - 5.03%
168,300	GSI Technology, Inc. *	607,563
15,700	Netlogic Microsystems, Inc. *	596,757
16,000	NVE Corp. *	598,400
67,500	Techwell, Inc. *	700,650
52,800	Volterra Semiconductor Corp. *	731,280
		3,234,650
Services-Automotive Repair - 1.01%
21,000	Monro Muffler Brake, Inc.	650,790

Services-Business Services - 3.09%
124,800	Health Grades, Inc. *	541,632
91,200	Powersecure International, Inc. *	758,784
24,000	Telvent Git S A	690,000
		1,990,416
Services-Computer Integrated Systems Design - 2.09%
174,700	Datalink Corp. *	697,053
24,000	NCI, Inc. Class A *	645,840
		1,342,893
Services-Computer Programming - 0.91%
97,700	S1 Corp. *	586,200

Services-Engineering Services - 2.32%
73,400	A-Power Energy Generation Systems Ltd. *	792,720
103,800	Hill International, Inc. *	697,536
		1,490,256

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2009

Shares/Principal		Value

Services-Facilities Support Management Services - 1.09%
30,700	Cornell Companies, Inc. *	701,188

Services-Management Consulting Services - 1.05%
77,300	NIC, Inc.	677,148

Services-Management Services - 0.78%
95,800	China Security & Surveillance Technology, Inc. *	501,034

Services-Medical Laboratories - 1.88%
16,100	Bio-Reference Laboratories, Inc. *	520,513
19,800	Genoptix, Inc. *	688,842
		1,209,355
Services-Miscellaneous Amusement & Recreation - 0.98%
218,500	Century Casinos, Inc. *	627,095

Services-Miscellaneous Repair Services - 0.94%
37,400	Team, Inc. *	607,002

Services-Prepackaged Software - 4.63%
43,000	I2 Technologies, Inc. *	676,820
416,000	Majesco Entertainment Co. *	424,320
160,600	Paragon Shipping, Inc. Class A	655,248
55,000	Smith Micro Software, Inc. *	499,400
80,600	Telecommunications Systems, Inc. *	720,564
		2,976,352
Services-Social Services - 1.00%
21,100	Almost Family, Inc. *	640,385

Special Industry Machinery - 1.25%
114,300	Semitool, Inc. *	806,958

State Commercial Banks - 0.68%
27,500	Bryn Mawr Bank Corp.	440,000

Steel Works, Blast Furnaces, Rolling & Finishing Mills - 0.98%
169,200	General Steel Holdings, Inc. *	629,424

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2009

Shares/Principal		Value

Surgical & Medical Instruments - 0.82%
32,800	Cantel Medical Corp. *	526,768

Trucking - 1.86%
72,900	Celadon Group, Inc. *	711,504
33,000	Saia, Inc. *	483,780
		1,195,284
Wholesale-Computers & Peripheral Equipment & Software - 0.53%
49,878	Inx, Inc. *	343,659

Wholesale-Metals Service Centers& Offices - 0.83%
19,000	L.B. Foster Co. Class A *	533,520

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.05%
10,250	American Science & Engineering , Inc.	677,730

TOTAL FOR COMMON STOCKS (Cost $53,739,538) - 94.91%		61,041,324

SHORT TERM INVESTMENTS - 4.60%

US Bank Repurchase Agreement, 0.01%, dated 10/30/2009, due 11/02/2009 repurchase price $2,956,589, collateralized by U.S. Treasury Bonds with a market value of $3,016,093, yield of 4.50%, and maturity date of 7/01/2018

2,956,589		2,956,589
TOTAL SHORT TERM INVESTMENTS (Cost $2,956,589) - 4.60%		2,956,589

TOTAL INVESTMENTS (Cost $56,696,127) - 99.51%		63,997,913

OTHER ASSETS LESS LIABILITIES - 0.49%		314,357

NET ASSETS - 100.00%		$64,312,270

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009

Assets:
Investments, at Fair Value (Cost $56,696,127)	$ 63,997,913
Receivables:
Shareholder Subscription	68,519
Securities Sold	524,709
Dividends and Interest	6,734
Prepaid Expenses	15,623
Total Assets	64,613,498
Liabilities:
Shareholder Redemption	60,766
Securities Purchased	96,596
Accrued Management Fees	79,154
Other Accrued Expenses	64,712
Total Liabilities	301,228
Net Assets	$ 64,312,270

Net Assets Consist of:
Paid In Capital	79,916,483
Accumulated Undistributed Realized Loss on Investments	(22,905,999)
Unrealized Appreciation in Value of Investments	7,301,786
Net Assets, for 2,914,299 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 64,312,270

Net Asset Value Per Share and Offering Price ($64,312,270/2,914,299)	$ 22.07

Minimum Redemption Price Per Share*	$ 21.63

*The Fund will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF OPERATIONS

For the Year Ended OCTOBER 31, 2009

Investment Income:
Dividends (Net of foreign withholding taxes of $16,722)	$ 372,077
Interest	2,835
Total Investment Income	374,912

Expenses:
Advisory Fees (Note 2)	760,448
Distribution Fees	152,101
Super Market Fees	97,438
Printing and Mailing Fees	75,218
Registration Fees	48,841
Compliance Fees	43,412
Legal Fees	42,024
Trustee Fees	36,131
Transfer Agent Fees	32,683
Fund Accounting Fees	30,691
Custody Fees	24,161
Audit Fees	15,001
Miscellaneous Fees	6,062
Total Expenses	1,364,211
Fees Waived and Reimbursed by the Advisor (Note 2)	(175,389)
Net Expenses	1,188,822

Net Investment Loss	(813,910)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(4,368,858)
Net Change in Unrealized Appreciation on Investments	18,507,488
Net Realized and Unrealized Gain on Investments	14,138,630

Net Increase in Net Assets Resulting from Operations	$13,324,720

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	10/31/2009	10/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (813,910)	$ (855,839)
Net Realized Loss on Investments	(4,368,858)	(18,535,360)
Unrealized Appreciation (Depreciation) on Investments	18,507,488	39,858,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,324,720	(59,249,691)

Distributions to Shareholders - Class A:
Realized Gains	-	(6,340,995)
Return of Capital	-	(124,483)
Net Change in Net Assets from Distributions	-	(6,465,478)

Distributions to Shareholders - Class C:
Realized Gains	-	(129,798)
Return of Capital	-	(2,548)
Net Change in Net Assets from Distributions	-	(132,346)

Capital Share Transactions - Class A:
Proceeds from Sale of Shares	20,317,716	54,840,198	*
Shares Issued on Reinvestment of Dividends	-	6,308,016
Proceeds from Early Redemption Fees	39,366	7,799
Cost of Shares Redeemed	(41,588,041)	(81,814,120)
Net Decrease in Net Assets from Shareholder Activity	(21,230,959)	(20,681,504)

Capital Share Transactions - Class C:
Proceeds from Sale of Shares	-	145,261
Shares Issued on Reinvestment of Dividends	-	131,634
Cost of Shares Redeemed	-	(2,671,013)	*
Net Increase Decrease in Net Assets from Shareholder Activity	-	(2,394,118)

*Includes 100,634 shares of Class C (valued at $22.12 per share) which were converted to 98,236 shares of Class A (valued at $22.66 per share).  See Note 1.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Years Ended
	10/31/2009	10/31/2008
Net Assets:
Net Decrease in Net Assets	(7,906,239)	(88,923,137)
Beginning of Period	72,218,509	161,141,646
End of Period (Including Accumulated Undistributed Net Investment Income of $0 and $0, Respectively)	$64,312,270	$72,218,509

Share Transactions - Class A:
Shares Sold	1,070,884	2,393,427	*
Shares Issued on Reinvestment of Dividends	-	236,314
Shares Redeemed	(2,315,146)	(3,702,829)
Net Increase (Decrease) in Shares	(1,244,262)	(1,073,088)
Outstanding at Beginning of Period	4,158,561	5,231,649
Outstanding at End of Period	2,914,299	4,158,561

Share Transactions - Class C:
Shares Sold	-	6,356
Shares Issued on Reinvestment of Dividends	-	5,028
Shares Redeemed	-	(120,114)	*
Net Increase (Decrease) in Shares	-	(108,730)
Outstanding at Beginning of Period	-	108,730
Outstanding at End of Period	-	-

*Includes 100,634 shares of Class C (valued at $22.12 per share) which were converted to 98,236 shares of Class A (valued at $22.66 per share).  See Note 1.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

	Class A Shares
	For the Years Ended
	10/31/2009	10/31/ 2008	10/31/ 2007	10/31/ 2006	10/31/ 2005	10/31/2004
Net Asset Value, at Beginning of Period	$17.37	$ 30.18	$ 25.59	$ 23.41	$ 20.63	$18.69
Income From Investment Operations:
Net Investment Loss *	(0.24)	(0.16)	(0.26)	(0.12)	(0.28)	(0.34)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.94	(11.42)	4.85	4.44	3.90	2.57
Total from Investment Operations	4.70	(11.58)	4.59	4.32	3.62	2.23

Distributions from:
Return of Capital	-	(0.02)	-	-	-	-
Net Realized Gain	-	(1.21)	-	(2.14)	(0.84)	(0.29)
Total from Distributions	-	(1.23)	-	(2.14)	(0.84)	(0.29)

Net Asset Value, at End of Period	$22.07	$ 17.37	$ 30.18	$ 25.59	$ 23.41	$20.63
Redemption Fees **	-	-	-	-	-	-
Total Return ***	27.06%	(39.79)%	17.94%	19.39%	17.81%	10.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$64,312	$ 72,219	$157,917	$120,182	$ 19,664	$16,588
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.24%	2.11%	2.06%	2.30%	2.85%	3.10%
Ratio of Net Investment Income to Average Net Assets	(1.62)%	(0.84)%	(1.09)%	(1.31)%	(2.21)%	(2.93)%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	1.95%	1.95%	2.54%
Ratio of Net Investment Income to Average Net Assets	(1.33)%	(0.68)%	(0.98)%	(0.95)%	(1.31)%	(2.36)%
Portfolio Turnover	142.15%	183.23%	141.91%	154.38%	183.57%	147.71%

*   Net Investment Income/Loss per share amounts were calculated using the average share method.

** Amount calculated is less than $0.005.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

 The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009

Note 1. Significant Accounting Policies

The Satuit Capital Micro Cap Fund (the “Fund”) is a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund was established December 12, 2000 as a series of SCMT.  The Fund currently offers one class of shares (Class A).  For the period of inception through July 25, 2008, the Fund had two share classes: A and C. On July 25, 2008, the Fund redeemed 100,634 outstanding shares of Class C (valued at $22.12 per share) for 98,236 shares of Class A (valued at $22.66 per share) pursuant to an action approved by the Board of Trustees. Subsequent to July 25, 2008, the Fund only offered Class A shares. The objective of the Fund is to seek to achieve long-term capital appreciation.

Prior to July 2008, Class A shares of the Fund had a front-end sales charge of 2.00%.  The Board has determined that it is in the best interest of the Fund and its shareholders to remove the front-end sales charge currently assessed on the Class A shares of the Fund, making this class a No-Load Class, effective July 25, 2008.  In, addition, the 2.00% deferred sales charge previously applicable to Class A shares has been removed.  The Fund will charge a 2.00% redemption fee on all shares redeemed less than 360 days from the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2009

portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2009:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2009

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (b)	$61,041,324	$ -	-	$61,041,324
Short-Term Investments – Bank Repurchase Agreement	-	2,956,589	-	2,956,589
Total	$61,041,324	$2,956,589	-	$63,997,913

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended October 31, 2009.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, (2006 - 2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Income: Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Accounting Estimates.  In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2009

of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Class Net Asset Values and Expenses: Prior to July 25, 2008, all income and expenses not attributable to a particular class and realized and unrealized gains are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Funds relative net asset value or another appropriate basis (as determined by the Board).

Reclassification of Capital Account: Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  At October 31, 2009, net investment loss of $813,910 was reclassified to paid in capital.

Subsequent Events: Management has evaluated subsequent events through December 30, 2009, the date the financial statements were issued.

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC (“the Adviser”) provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund.  Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets through August 31, 2010.  Additionally, for the period November 1, 2007 through July 25, 2008, the Advisor had agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for class C to 2.70% of the Fund’s C class average daily net assets for that period.  For the year ended October 31, 2009, the Advisor earned fees of

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2009

$760,448, of which $175,389 was waived. The Fund owed the Advisor $79,154 at October 31, 2009.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor.  The Fund or the Advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s A Class average daily net assets.  For the year ended October 31, 2009, there were $152,101 of 12b-1 fees incurred by the Fund.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.    The total amount of recoverable reimbursements as of October 31, 2009 was $536,940, and expire as follows:

2007	162,223	Expires 2010
2008	199,328	Expires 2011
2009	175,389	Expires 2012
	$536,940

Mutual Shareholder Services, LLC (“MSS”) was the Fund's Transfer and Dividend Disbursing Agent.  In accordance with the contract and current asset levels, MSS earns $2,525 a month.

Mutual Shareholder Services, LLC (“MSS”) was the Fund’s Accounting Agent.  In accordance with the contract and current asset levels, MSS earned $2,500 a month.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2009

Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

Certain Officers of the Fund are also employees, officers, and or directors of Mutual Shareholder Services LLC.

Note 3. Investments

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended October 31, 2009 aggregated $84,744,271 and $108,430,707, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America.  These distribution differences primarily result from different treatments of wash sales.

The tax character of distributions paid during the year ended October 31, 2009 and the year ended October 31, 2008 was as follows:

CLASS -A

Distributions paid from:	October 31, 2009	October 31, 2008
Ordinary Income	$0	$0
Return of Capital	0	124,483
Short-Term Capital Gain	0	3,230,828
Long-Term Capital Gain	0	3,110,167
	$0	$6,465,478

As of October 31, 2009 the components of distributable earnings on a tax basis were as follows:

Undistributed capital gain (loss)	(22,801,596)
Unrealized appreciation	7,197,383
Net Total	$(15,604,213)

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2009

For federal income tax purposes the cost of securities owned at October 31, 2009 was $56,800,530.  At October 31, 2009, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$10,734,801	$(3,537,418)	$7,197,383

The difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of wash sale losses.

Note 5. Capital Loss Carryforwards

At October 31, 2009, the Satuit Capital Micro Cap Fund had available for federal income tax purposes an unused capital loss carryforward of $22,801,596 of which $18,463,388 expires in 2016 and $4,338,208 expires in 2017.  To the extent that these carryfowards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

SATUIT CAPITAL MICRO CAP FUND

AUDITOR’S OPINION

OCTOBER 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Satuit Capital Micro Cap Fund

(Satuit Capital Management Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Satuit Capital Micro Cap Fund, a series of the Satuit Capital Management Trust as of October 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to the year ended October 31, 2008 were audited by other auditors, who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Satuit Capital Micro Cap Fund as of October 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

December 30, 2009

SATUIT CAPITAL MICRO CAP FUND

EXPENSE ILLUSTRATION

OCTOBER 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Satuit Capital Micro Cap Fund, you incur ongoing costs, which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/01/09 - 10/31/09).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
			5/1/2009 to
	5/01/2009	10/31/2009	10/31/2009
Actual	$1,000.00	$1,279.42	$11.20
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,015.38	$9.91
* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2009 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (866) 972-8848 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-972-8848.

Approval of Investment Advisory Agreement - The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Trustees must request and evaluate, and the investment advisor is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement. Consistent with these responsibilities, the Board of Trustees (the “Board”) met in person on September 20, 2009 to, among other things, review and consider the approval of the continuation of the Investment Advisory Agreement by and between the Trust on behalf of the Fund and the Advisor (the “Advisory Agreement”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the Advisor, including information about its personnel and operations. The Board also received comparative data produced by third parties, including Morningstar. This information is in addition to the detailed

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

information about the Fund that the Board reviewed during the course of the year, including information that related to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the continuation of the Advisory Agreement. In addition, the Independent Trustees received advice from counsel in executive session outside the presence of Fund management and participated in a question and answer session with the Advisor.

As part of the renewal process and ongoing oversight of the advisory relationship, counsel sent an information request letter to the Advisor seeking certain relevant information. The responses by the Advisor were provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

At the September 20, 2009 meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year period.  The Board’s approval was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the Fund under the Advisory Agreement;

2. the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of the Advisor with respect to the Fund, including both direct and indirect benefits accruing to the Advisor; and

5. the extent to which economies of scale would be realized as the Fund grows, and whether fee level in the Advisory Agreement reflects those economies of scale for the benefit of the Fund’s investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by the Advisor to the Fund and the resources of the Advisor.  In this regard, the Board evaluated, among other things, the Advisor’s personnel, experience, performance history and compliance program.  In particular, the Board noted the Advisor’s expertise in managing a portfolio of securities many of which are thinly traded, especially with regard to the 1940 Act’s restrictions on illiquid securities holdings.  The

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

Board noted the recent expansion of the Advisor’s personnel by hiring Mr. Robert Johnson and his experience within the mutual fund industry, particularly within the finance and energy sectors of the market, that he will bring to the Advisor in its service to the Fund.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisor to the Fund supported renewal of the Advisory Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Advisory Agreement.  Specifically, the Board considered the Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends.  As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis.  In evaluating the performance of the Fund, the Board considered both market risk and shareholder risk expectations for the Fund and whether, irrespective of relative performance, the Advisor’s absolute performance was consistent with expectations for its investment methodology.  The Board further considered the level of Fund performance in the context of its review of Fund expenses and the Advisor’s profitability discussed below.  The Board noted the fact that the small cap market generally has been under market pressuring during the prior six-month period, but the Fund’s performance has remained good.  The Board noted the Fund’s performance over the prior five year period and its ranking among its peer group.  The Board considered Mr. Sullivan’s statement that such five year performance and ranking has and will continue to be play a significant role in the Advisor’s ability to grow the Fund’s assets.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Advisory Agreement.

Fund Expenses.  With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Advisory Agreement, and the Fund’s expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party.  The Trustees noted the Advisor had achieved significant growth of the Fund’s assets while maintaining its expense ratio, and that the Fund’s expense ratio remains competitive. Although the Board noted that certain of the peer group funds maintained slightly lower expense ratios, such advisors were often part of a larger organization which may absorb some or all of such advisor’s expenses.  The Board also noted the Advisor’s continued

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

willingness to cap Fund expenses through an expense limitation agreement with respect to the Fund’s Class A shares.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Advisory Agreement.

Profitability.  With regard to profitability, the Board considered the compensation flowing to the Advisor and reviewed management’s financial statements.  The Board considered whether the levels of compensation and profitability under the Advisory Agreement was reasonable and justified in light of the quality of all services rendered to the Fund.  Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisor is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale.  The Board considered the absence of any economies of scale and noted that given the size of the Fund and the fact that the Fund is the only fund managed by the Advisor at this time, there are no such economies to be passed along to shareholders.  However, the Trustees noted that they would continue to monitor the growth in assets of the Fund and any future series of the Trust that may be advised by the Advisor and asked the Advisor to continue to monitor the Fund’s expenses and asset size in connection with determining when economies of scale may allow develop which may be passed along to shareholders if deemed advisable under the circumstances.  The Board considered that the Advisor, through its Expense Limitation Agreement with the Fund, has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets are relatively small.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.  Based on the independent Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the independent Trustees have considered to be relevant in the exercise of their reasonable judgment.

SATUIT CAPITAL MICRO CAP FUND

TRUSTEES AND OFFICERS

OCTOBER 31, 2009 (UNAUDITED)

Trustees and Officers - Information pertaining to the trustees and officers of the Fund is set forth below.  The names, addresses and ages of the trustees and officers of the Fund, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan* 3547 Meeks Farm Rd. Johns Island, S.C. 29455 (1961)	Chairman of the Board, President and Treasurer since December 2000.	N/A

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

N/A

SATUIT CAPITAL MICRO CAP FUND

TRUSTEES AND OFFICERS (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Non-Interested Trustees:
Samuel Boyd, Jr. 3547 Meeks Farm Rd. Johns Island, SC 29455 (1940)	Trustee since October, 2002	1

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; a Trustee of The World Insurance Trust, a registered investment company, since May, 2002; and a Trustee of Janus Advisors Series Trust, a registered investment company, from 2003 to 2005.

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.
William E. Poist 3547 Meeks Farm Rd. Johns Island, SC 29455 (1939)	Trustee since November, 2003	1

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Poist is also a certified public accountant.

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.

SATUIT CAPITAL MICRO CAP FUND

TRUSTEES AND OFFICERS (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Paul M. Dickinson 3547 Meeks Farm Rd. Johns Island, SC 29455 1947	Trustee since November 2003	1

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.
Anthony J. Hertl 3547 Meeks Farm Rd. Johns Island, SC 29455 (1950)	Trustee since October, 2002	1

Consultant to small and emerging businesses since  2000. Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, N.Y. where he served in this capacity for four years. Mr. Hertl is a Certified Public Accountant.

				Z-Seven Fund Inc. -- 1 Fund; Northern Lights Fund Trust -- 13 Funds; Northern Lights Variable Trust -- 13 Funds; AdvisorOne Funds -- 16 Funds; and The India Select Fund -- 1 Fund.

SATUIT CAPITAL MICRO CAP FUND

TRUSTEES AND OFFICERS (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Officers:
Gregory B. Getts 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1957)	Treasurer (Principal Financial Officer)	2	President and owner of Mutual Shareholder Services, LLC, a mutual fund transfer agent, since 1999. President and owner of MSS, Inc., a real estate firm, since 2006.	N/A
David Jones 395 Sawdust Road, # 2148 The Woodlands, TX 77380 (1957)	Chief Compliance Officer	N/A

Co-founder and Managing Member of Drake Compliance LLC (compliance consulting), since 2004; founder and controlling shareholder of David Jones & Associates P.C. (law firm) since 1998; President and Chief Executive Officer of Citco Mutual Fund Services Inc. from 2001 to 2003.

				Penn Street Funds, Inc. – 1 Fund

Investment Adviser:
Satuit Capital Management, LLC

3547 Meeks Farm Rd. Suite A-2

Johns Island, SC 29455

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital Small Cap Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:
For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Capital Micro Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

ITEM 2.

CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report,  the Registrant’s  Board of Directors has determined that the Registrant has at least one audit committee financial  expert serving on its audit committee and those persons (Tony Hertl, Samuel Boyd, William E. Poist and Paul M. Dickinson) are  “independent,”  as defined by this Item 3.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are$13,500 for 2009 and $13,500 for 2008.

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2009 and $0 for 2008.

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2009 and $2,500 for 2008.

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2009 and $0 for 2008.

(e)(1)

Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Satuit Capital Small Cap Fund.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)

NA

(c)

100%

(d)

NA

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was$0 for 2009 and $0 for 2008.

(h)

Not applicable.  The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

[RESERVED]

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)

There  were no  changes  in the  registrant’s  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d))  that occurred during the registrant’s  last fiscal half-year (the registrant’s  second fiscal  half-year in the case of an annual report) that has materially  affected, or is reasonably  likely  to  materially  affect, the registrant’s internal control over financial reporting.

ITEM 12.

EXHIBITS.

(a)(1)

Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  January 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  January 8, 2010

By (Signature and Title)*:

/s/Gregory B. Getts

------------------------

Gregory B. Getts, Chief Financial Officer

(principal financial officer)

Date:  January 8, 2010

*

Print the name and title of each signing officer under his or her signature.